Selling expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Selling expenses
Staff costs (Note 11)	$ 466	$ 410	$ 318
Share-based payment (Note 11)	17
Transportation	9,022	4,881	4,233
Selling taxes and other	3,579	2,704	4,179
Selling expenses	$ 13,084	$ 7,995	$ 8,730